Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

8. INVENTORIES, NET

Inventories, net is comprised of the following:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Raw materials	3,772,944	3,341,427	426,094
Work-in-progress	3,749,895	7,091,357	904,279
Finished goods	5,326,310	2,660,751	339,295
Inventories, net	12,849,149	13,093,535	1,669,668